Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 576,850,000.00
Total Fee Amount	79,662.99
Total Offset Amount	0.00
Net Fee	$ 79,662.99
Offering Table N/A
Offset Table N/A	N/A